Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]	Jan. 01, 2017 [1]
Current assets:
Cash and cash equivalents (note 21)	$ 422.0	$ 515.2	[2]	$ 557.2
Accounts receivable (note 5)	1,206.6	1,023.7		1,017.4
Inventories (note 6)	1,089.9	824.0		684.4
Income taxes receivable	5.0	1.6		5.4
Assets classified as held for sale (note 7)	27.4	30.1		28.9
Other current assets	72.6	82.0		73.9
Total current assets	2,823.5	2,476.6		2,367.2
Property, plant and equipment (note 8)	365.3	323.9		302.7
Goodwill (note 9)	198.4	23.2		23.2
Intangible assets (note 9)	283.6	21.6		25.5
Deferred income taxes (note 20)	36.7	37.6		35.3
Other non-current assets (note 10)	30.2	81.3		88.0
Total assets	3,737.7	2,964.2		2,841.9
Current liabilities:
Borrowings under credit facility & finance leases (notes 4 & 12)	107.7	37.9		56.0
Accounts payable	1,126.7	931.1		876.9
Accrued and other current liabilities	320.4	233.2		261.7
Income taxes payable (note 20)	42.3	37.7		32.4
Current portion of provisions (note 11)	23.2	26.6		18.7
Total current liabilities	1,620.3	1,266.5		1,245.7
Long-term portion of borrowings under credit facility & finance leases (notes 4 & 12)	650.2	166.5		188.7
Pension and non-pension post-employment benefit obligations (note 19)	88.8	97.8		86.0
Provisions and other non-current liabilities (note 11)	20.6	35.4		28.3
Deferred income taxes (note 20)	25.5	27.8		35.4
Total liabilities	2,405.4	1,594.0		1,584.1
Equity:
Capital stock (note 13)	1,954.1	2,048.3		2,048.2
Treasury stock (note 13)	(20.2)	(8.7)		(15.3)
Contributed surplus	906.6	863.0		862.6
Deficit	(1,481.7)	(1,525.7)		(1,613.0)
Accumulated other comprehensive loss (note 14)	(26.5)	(6.7)		(24.7)
Total equity	1,332.3	1,370.2		1,257.8
Total liabilities and equity	$ 3,737.7	$ 2,964.2		$ 2,841.9

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)